Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)
for each series listed in Appendix A (each a “Fund”)

Dated December 11, 2025

Innovator Capital Management, LLC (“Innovator”), the investment adviser to the Funds, has entered into a membership interest purchase agreement, pursuant to which GSAM Holdings LLC (“GSAM Holdings”), a subsidiary of The Goldman Sachs Group, Inc. (“Goldman”), will purchase all of the issued and outstanding limited liability company interests of Innovator (the “Transaction”). As a result of the Transaction, Innovator will ultimately be an indirect, wholly-owned subsidiary of Goldman and an affiliate of Goldman Sachs Asset Management, L.P. (“GSAM”). The Transaction is not expected to result in any change in the management, investment objectives, or policies of any Fund.

As required by the Investment Company Act of 1940, as amended, the current investment management agreement between the Trust and Innovator terminates automatically upon its “assignment,” which includes a change in control of Innovator. The closing of the Transaction will result in a change in control of Innovator, and therefore the investment management agreement between the Trust, on behalf of each of the Funds, and Innovator will automatically terminate. The Board of Trustees of the Trust (the “Board”) has considered and approved a new investment management agreement with Innovator (the “New Agreement”) on behalf of each of the Funds (except the Innovator IBD® 50 ETF and Innovator IBD® Breakout Opportunities ETF). Accordingly, the New Agreement will be presented to the shareholders of the applicable Funds for approval at an upcoming joint special meeting of shareholders. Subject to requisite approval by the shareholders of each applicable Fund, the New Agreement would take effect with respect to such Fund upon the termination of such Fund’s current investment management agreement when the Transaction closes. Additionally, shareholders of the Funds are being asked to elect fourteen (14) nominees (the “Nominees”) to the Board, whose election would be effective as of the closing of the Transaction, if elected by shareholders: Cheryl K. Beebe; Dwight L. Bush; Kathryn A. Cassidy; John G. Chou; Joaquin Delgado; Eileen H. Dowling; Lawrence Hughes; John F. Killian; Steven D. Krichmar; Michael Latham; Lawrence W. Stranghoener; Gregory G. Weaver; Brian J. Wildman; and James A. McNamara. Mr. Wildman is a current member of the Board and all of the other Nominees currently serve on the boards of trustees of certain registered funds that are managed by GSAM.

The Transaction is expected to close in the second quarter of 2026 pending the approval of the New Agreement by shareholders of Funds representing a specified percentage of the assets under management of the Trust, the Nominees being elected to the Board, the receipt of certain regulatory approvals and the satisfaction of other customary closing conditions. There can be no assurance that the Transaction will be consummated as contemplated or that necessary conditions will be satisfied.

Please Keep This Supplement With Your Prospectus, Summary Prospectus and
Statement of Additional Information For Future Reference

Appendix A

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	Innovator Laddered Allocation Buffer ETF™
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	Innovator Laddered Allocation Power Buffer ETF™
Innovator Buffer Step Up Strategy ETF®	Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Innovator Deepwater Frontier Tech ETF	Innovator Nasdaq-100® Managed Floor ETF®
Innovator Defined Wealth Shield ETF	Innovator Power Buffer Step Up Strategy ETF®
Innovator Emerging Markets 10 Buffer ETF™ – Quarterly	Innovator Premium Income 15 Buffer ETF™ – January
Innovator Emerging Markets Power Buffer ETF™ – January	Innovator Premium Income 15 Buffer ETF™ – April
Innovator Emerging Markets Power Buffer ETF™ – April	Innovator Premium Income 15 Buffer ETF™ – July
Innovator Emerging Markets Power Buffer ETF™ – July	Innovator Premium Income 15 Buffer ETF™ – October
Innovator Emerging Markets Power Buffer ETF™ – October	Innovator Premium Income 20 Barrier ETF® – January
Innovator Equity Autocallable Income Strategy ETF	Innovator Premium Income 20 Barrier ETF® – April
Innovator Equity Defined Protection ETF® – 1 Yr January	Innovator Premium Income 20 Barrier ETF® – July
Innovator Equity Defined Protection ETF® – 1 Yr February	Innovator Premium Income 20 Barrier ETF® – October
Innovator Equity Defined Protection ETF® – 1 Yr March	Innovator Premium Income 30 Barrier ETF® – January
Innovator Equity Defined Protection ETF® – 1 Yr April	Innovator Premium Income 30 Barrier ETF® – April
Innovator Equity Defined Protection ETF® – 1 Yr May	Innovator Premium Income 30 Barrier ETF® – July
Innovator Equity Defined Protection ETF® – 1 Yr June	Innovator Premium Income 30 Barrier ETF® – October
Innovator Equity Defined Protection ETF® – 1 Yr July	Innovator S&P Investment Grade Preferred ETF
Innovator Equity Defined Protection ETF® – 1 Yr August	Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Innovator Equity Defined Protection ETF® – 1 Yr September	Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Innovator Equity Defined Protection ETF® – 1 Yr October	Innovator U.S. Equity Accelerated ETF® – Quarterly
Innovator Equity Defined Protection ETF® – 1 Yr November	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – January
Innovator Equity Defined Protection ETF® – 1 Yr December	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April
Innovator Equity Defined Protection ETF® – 2 Yr to January 2026	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July
Innovator Equity Defined Protection ETF® – 2 Yr to April 2026	Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October
Innovator Equity Defined Protection ETF® – 2 Yr to July 2026	Innovator U.S. Equity Accelerated Plus ETF® – January
Innovator Equity Defined Protection ETF® – 2 Yr to October 2026	Innovator U.S. Equity Accelerated Plus ETF® – April
Innovator Equity Defined Protection ETF® – 2 Yr to January 2027	Innovator U.S. Equity Accelerated Plus ETF® – July
Innovator Equity Defined Protection ETF® – 2 Yr to April 2027	Innovator U.S. Equity Accelerated Plus ETF® – October
Innovator Equity Defined Protection ETF® – 2 Yr to July 2027	Innovator U.S. Equity Buffer ETF™ – January
Innovator Equity Defined Protection ETF® – 2 Yr to October 2027	Innovator U.S. Equity Buffer ETF™ – February
Innovator Equity Defined Protection ETF® – 6 Mo Jan/Jul	Innovator U.S. Equity Buffer ETF™ – March
Innovator Equity Defined Protection ETF® – 6 Mo Apr/Oct	Innovator U.S. Equity Buffer ETF™ – April
Innovator Equity Dual Directional 10 Buffer ETF™ – July	Innovator U.S. Equity Buffer ETF™ – May
Innovator Equity Dual Directional 10 Buffer ETF™ – September	Innovator U.S. Equity Buffer ETF™ – June

Innovator Equity Dual Directional 10 Buffer ETF™ – October	Innovator U.S. Equity Buffer ETF™ – July
Innovator Equity Dual Directional 10 Buffer ETF™ – November	Innovator U.S. Equity Buffer ETF™ – August
Innovator Equity Dual Directional 10 Buffer ETF™ – December	Innovator U.S. Equity Buffer ETF™ – September
Innovator Equity Dual Directional 15 Buffer ETF™ – July	Innovator U.S. Equity Buffer ETF™ – October
Innovator Equity Dual Directional 15 Buffer ETF™ – September	Innovator U.S. Equity Buffer ETF™ – November
Innovator Equity Dual Directional 15 Buffer ETF™ – October	Innovator U.S. Equity Buffer ETF™ – December
Innovator Equity Dual Directional 15 Buffer ETF™ – November	Innovator U.S. Equity Power Buffer ETF™ – January
Innovator Equity Dual Directional 15 Buffer ETF™ – December	Innovator U.S. Equity Power Buffer ETF™ – February
Innovator Equity Managed Floor ETF®	Innovator U.S. Equity Power Buffer ETF™ – March
Innovator Equity Managed 100 Buffer ETF™	Innovator U.S. Equity Power Buffer ETF™ – April
Innovator Equity Premium Income – Daily PutWrite ETF	Innovator U.S. Equity Power Buffer ETF™ – May
Innovator Gradient Tactical Rotation Strategy ETF	Innovator U.S. Equity Power Buffer ETF™ – June
Innovator Growth Accelerated ETF® – Quarterly	Innovator U.S. Equity Power Buffer ETF™ – July
Innovator Growth Accelerated Plus ETF® – January	Innovator U.S. Equity Power Buffer ETF™ – August
Innovator Growth Accelerated Plus ETF® – April	Innovator U.S. Equity Power Buffer ETF™ – September
Innovator Growth Accelerated Plus ETF® – July	Innovator U.S. Equity Power Buffer ETF™ – October
Innovator Growth Accelerated Plus ETF® – October	Innovator U.S. Equity Power Buffer ETF™ – November
Innovator Growth-100 Power Buffer ETF™ – January	Innovator U.S. Equity Power Buffer ETF™ – December
Innovator Growth-100 Power Buffer ETF™ – February	Innovator U.S. Equity Ultra Buffer ETF™ – January
Innovator Growth-100 Power Buffer ETF™ – March	Innovator U.S. Equity Ultra Buffer ETF™ – February
Innovator Growth-100 Power Buffer ETF™ – April	Innovator U.S. Equity Ultra Buffer ETF™ – March
Innovator Growth-100 Power Buffer ETF™ – May	Innovator U.S. Equity Ultra Buffer ETF™ – April
Innovator Growth-100 Power Buffer ETF™ – June	Innovator U.S. Equity Ultra Buffer ETF™ – May
Innovator Growth-100 Power Buffer ETF™ – July	Innovator U.S. Equity Ultra Buffer ETF™ – June
Innovator Growth-100 Power Buffer ETF™ – August	Innovator U.S. Equity Ultra Buffer ETF™ – July
Innovator Growth-100 Power Buffer ETF™ – September	Innovator U.S. Equity Ultra Buffer ETF™ – August
Innovator Growth-100 Power Buffer ETF™ – October	Innovator U.S. Equity Ultra Buffer ETF™ – September
Innovator Growth-100 Power Buffer ETF™ – November	Innovator U.S. Equity Ultra Buffer ETF™ – October
Innovator Growth-100 Power Buffer ETF™ – December	Innovator U.S. Equity Ultra Buffer ETF™ – November
Innovator Hedged Nasdaq-100® ETF	Innovator U.S. Equity Ultra Buffer ETF™ – December
Innovator IBD® 50 ETF	Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly
Innovator IBD® Breakout Opportunities ETF	Innovator U.S. Small Cap Managed Floor ETF®
Innovator Index Autocallable Income Strategy ETF	Innovator U.S. Small Cap Power Buffer ETF™ – January
Innovator International Developed 10 Buffer ETF™ – Quarterly	Innovator U.S. Small Cap Power Buffer ETF™ – February
Innovator International Developed Managed Floor ETF®	Innovator U.S. Small Cap Power Buffer ETF™ – March
Innovator International Developed Power Buffer ETF™ – January	Innovator U.S. Small Cap Power Buffer ETF™ – April
Innovator International Developed Power Buffer ETF™ – February	Innovator U.S. Small Cap Power Buffer ETF™ – May
Innovator International Developed Power Buffer ETF™ – March	Innovator U.S. Small Cap Power Buffer ETF™ – June
Innovator International Developed Power Buffer ETF™ – April	Innovator U.S. Small Cap Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – May	Innovator U.S. Small Cap Power Buffer ETF™ – August
Innovator International Developed Power Buffer ETF™ – June	Innovator U.S. Small Cap Power Buffer ETF™ – September
Innovator International Developed Power Buffer ETF™ – July	Innovator U.S. Small Cap Power Buffer ETF™ – October
Innovator International Developed Power Buffer ETF™ – August	Innovator U.S. Small Cap Power Buffer ETF™ – November
Innovator International Developed Power Buffer ETF™ – September	Innovator U.S. Small Cap Power Buffer ETF™ – December
Innovator International Developed Power Buffer ETF™ – October	Innovator Uncapped Accelerated U.S. Equity ETF™
Innovator International Developed Power Buffer ETF™ – November	Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly
Innovator International Developed Power Buffer ETF™ – December